Document and Entity Information	Mar. 18, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 18, 2025
Entity Registrant Name	KALARIS THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39409
Entity Tax Identification Number	83-1971007
Entity Address Address Line 1	628 Middlefield Rd.
Entity Address City Or Town	Palo Alto
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94301
City Area Code	650
Local Phone Number	249-2727
Entity Information Former Legal Or Registered Name	AlloVir, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	KLRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001754068
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	P.O. Box 44
Entity Address Address Line 2	1661 Massachusetts Avenue
Entity Address City Or Town	Lexington
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02420